Basis of preparation (Tables)	9 Months Ended
Sep. 30, 2018
Basis of preparation [Abstract]
Summary of adjustments arising from application of IFRS 9 and IFRS
Summary of adjustments arising from application of IFRS 9 and IFRS 16 as of December 31, 2017

		IFRS 9 Adjustments
($ in thousands)	As reported	Expected credit losses (*)	Modification of financial liabilities	Hedge accounting	IFRS 16 Adjustments	Restated at December 31, 2017
Contracted concessional assets	9,084,270	(53,048)	—	—	62,982	9,094,204
Deferred tax assets	165,136	14,866	(3,055)	—	—	176,947

Long- term project debt	5,228,917	—	(39,599)	—	—	5,189,318
Grants and other liabilities	1,636,060	—	—	—	62,982	1,699,042
Deferred tax liabilities	186,583	—	8,849	—	—	195,432

Other Reserves	80,968	—	—	1,326	—	82,294
Retained Earnings	(477,214)	(38,182)	27,695	(1,326)	—	(489,027)

(*) The expected credit losses provision only applies to the concessional assets recorded as financial assets for an amount before provision of $936,004 thousand as of December 31, 2017 (see Note 6).